DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2025 performanceObligation
Accounting Policies [Abstract]
Contract with customer, agreement period for commission	1 year
Number of performance obligations for underwriting services	1